Submission	Jan. 21, 2026
Submission [Line Items]
Central Index Key	0000805928
Registrant Name	Axogen, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A